Fair Value of Financial Instruments (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Fair Value Disclosures [Abstract]
Schedule of Valuation of Financial Instruments at Fair Value on a Recurring Basis

The following schedule summarizes the valuation of financial instruments at fair value on a recurring basis in the balances sheet as of March 31, 2024 and December 31, 2023:

	Fair Value Measurements at March 31, 2024
	Level 1	Level 2	Level 3
Assets
Cash	$251,700	$-	$-
Right-of-use-asset	-	-	138,774
Notes receivable	-	374,728	-
Total assets	251,700	374,728	138,774
Liabilities
Notes payable	-	34,500	-
Notes payable, related parties, net of $49,195 of discounts	-	350,805	-
Lease liability	-	-	124,519
Total liabilities	-	385,305	124,519

	Fair Value Measurements at December 31, 2023
	Level 1	Level 2	Level 3
Assets
Cash	$657,789	$-	$-
Right-of-use-asset	-	-	147,228
Notes receivable	-	384,628	-
Total assets	657,789	384,628	147,228
Liabilities
Notes payable	-	235,000	-
Lease liability	-	-	131,930
Total liabilities	-	235,000	131,930

The following schedule summarizes the valuation of financial instruments at fair value on a recurring basis in the balances sheet as of December 31, 2023 and 2022:

	Fair Value Measurements at December 31, 2023
	Level 1	Level 2	Level 3
Assets
Cash	$657,789	$-	$-
Right-of-use-asset	-	-	147,228
Notes receivable	-	384,628	-
Total assets	657,789	384,628	147,228
Liabilities
Notes payable	-	235,000	-
Lease liability	-	-	131,930
Total liabilities	-	235,000	131,930
	$657,789	$149,628	$15,298

	Fair Value Measurements at December 31, 2022
	Level 1	Level 2	Level 3
Assets
Cash	$312,697	$-	$-
Cash, restricted	235,750	-	-
Notes receivable	-	384,628	-
Total assets	548,447	384,628	-
Liabilities
Convertible notes payable, related parties	-	-	140,000
Convertible notes payable	-	-	4,919,191
Notes payable	-	2,284,000	-
Revolving line of credit	-	91,541	-
Total liabilities	-	2,376,041	5,059,191
	$548,447	$(1,991,413)	$(5,059,191)